                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007
Check here if Amendment  [ X ]; Amendment Number:  1
                                                 -----
    This Amendment (Check only one.):       [ X ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York           July 17, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:

Number of Other Included Managers:                        0
                                            ---------------------------

Form 13F  Information Table Entry Total:                 91
                                            ---------------------------

Form 13F  Information Table Value Total:           $117,841,525
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----

                                    FORM 13F
              REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                           PERIOD ENDED: JUNE 30, 2007

         Item 1:              Item 2:   Item 3:    Item 4:          Item 5:         Item 6:         Item 7:            Item 8:
                                                                                   Investment                          Voting
                                                                                   Discretion                         Authority
                                                                                      (b)                                (b)
                                         SEDOL/     Fair                            Shared    (c)                      Shared
                             Title of    CUSIP     Market     SHARES   SH  PUT/ (a)    As    Shared                      As     (c)
     Name of Issuer            Class    Number     Value    PRN Amount PRN CALL Sole Defined Other  Manager  (a) Sole  Defined None
---------------------------- -------- ---------- ---------- ---------- --- ---- ---- ------- ------ ------- ---------- ------- ----
ACCENTURE LTD-CL A              COM     2763958    $956,447    22,300  SH               x              1       22,300
ADOBE SYSTEMS INC               COM   00724F101  $2,959,055    73,700  SH               x              1       73,700
AKAMAI TECHNOLOGIES             COM   00971T101  $1,425,152    29,300  SH               x              1       29,300
ALLEGHENY TECHNOLOGIES INC      COM   01741R102    $828,552     7,900  SH               x              1        7,900
AMDOCS LTD                      COM     2256908  $1,095,050    27,500  SH               x              1       27,500
AMERICAN INTERNATIONAL GROUP    COM   026874107  $1,078,462    15,400  SH               x              1       15,400
APPLE INC                       COM   037833100  $3,136,428    25,700  SH               x              1       25,700
ARCHER-DANIELS-MIDLAND CO       COM   039483102    $843,795    25,500  SH               x              1       25,500
AUTODESK INC                    COM   052769106  $1,694,880    36,000  SH               x              1       36,000
AUTOMATIC DATA PROCESSING       COM   053015103  $1,158,433    23,900  SH               x              1       23,900
BHP BILLITON LTD-SPON ADR       ADR   088606108  $1,165,125    19,500  SH               x              1       19,500
BIGBAND NETWORKS INC            COM   089750509    $647,634    49,400  SH               x              1       49,400
BOEING CO                       COM   097023105    $971,216    10,100  SH               x              1       10,100
BUNGE LTD                       COM     2788713  $1,022,450    12,100  SH               x              1       12,100
CATERPILLAR INC                 COM   149123101    $446,310     5,700  SH               x              1        5,700
CENTEX CORP                     COM   152312104    $140,350     3,500  SH               x              1        3,500
CIA VALE DO RIO DOCE-ADR        ADR   204412209  $1,365,600    40,000  SH               x              1       40,000
CISCO SYSTEMS INC               COM   17275R102  $2,651,320    95,200  SH               x              1       95,200
CIT GROUP INC                   COM   125581108  $1,228,192    22,400  SH               x              1       22,400
CLEAR MEDIA LTD                 COM     6424303  $1,177,546 1,083,100  SH               x              1    1,083,100
COACH INC                       COM   189754104  $1,559,131    32,900  SH               x              1       32,900
CORNING INC                     COM   219350105  $1,027,110    40,200  SH               x              1       40,200
COVANCE INC                     COM   222816100    $329,088     4,800  SH               x              1        4,800
DEERE & CO                      COM   244199105  $1,376,436    11,400  SH               x              1       11,400
DICK'S SPORTING GOODS INC       COM   253393102  $1,157,583    19,900  SH               x              1       19,900
DU PONT (E.I.) DE NEMOURS       COM   263534109  $1,515,032    29,800  SH               x              1       29,800
ELECTRONIC ARTS INC             COM   285512109  $1,542,632    32,600  SH               x              1       32,600
EMERSON ELECTRIC CO             COM   291011104  $1,347,840    28,800  SH               x              1       28,800
ESCADA AG                       COM     4317193  $1,128,913    25,707  SH               x              1       25,707
ESPRIT HOLDINGS LTD             COM     6321642  $2,432,424   191,700  SH               x              1      191,700
EVERCORE PARTNERS INC-CL A      COM   29977A105    $226,252     7,600  SH               x              1        7,600
FOCUS MEDIA HOLDING-ADR         ADR   34415V109  $2,049,691    40,600  SH               x              1       40,600
FORTRESS INVESTMENT GRP-CL A    COM   34958B106    $702,690    29,500  SH               x              1       29,500
GENENTECH INC                   COM   368710406  $1,271,088    16,800  SH               x              1       16,800
GENERAL ELECTRIC CO             COM   369604103  $1,267,068    33,100  SH               x              1       33,100
GILEAD SCIENCES INC             COM   375558103  $1,505,436    38,800  SH               x              1       38,800
GOOGLE INC-CL A                 COM   38259P508  $3,658,901     7,000  SH               x              1        7,000
HONEYWELL INTERNATIONAL INC     COM   438516106  $1,119,972    19,900  SH               x              1       19,900
HONG KONG EXCHANGES & CLEAR     COM     6267359  $3,361,065   237,800  SH               x              1      237,800
HUTCHISON WHAMPOA LTD           COM     6448068  $1,424,178   143,390  SH               x              1      143,390
INFOSYS TECHNOLOGIES-SP ADR     ADR   456788108    $478,610     9,500  SH               x              1        9,500
INTERCONTINENTALEXCHANGE INC    COM   45865V100  $1,049,735     7,100  SH               x              1        7,100
J CREW GROUP INC                COM   46612H402  $1,465,839    27,100  SH               x              1       27,100
JOY GLOBAL INC                  COM   481165108  $1,391,171    23,850  SH               x              1       23,850

         Item 1:              Item 2:   Item 3:    Item 4:          Item 5:         Item 6:         Item 7:            Item 8:
                                                                                   Investment                          Voting
                                                                                   Discretion                         Authority
                                                                                      (b)                                (b)
                                         SEDOL/     Fair                            Shared    (c)                      Shared
                             Title of    CUSIP     Market     SHARES   SH  PUT/ (a)    As    Shared                      As     (c)
     Name of Issuer            Class    Number     Value    PRN Amount PRN CALL Sole Defined Other  Manager  (a) Sole  Defined None
---------------------------- -------- ---------- ---------- ---------- --- ---- ---- ------- ------ ------- ---------- ------- ----
JPMORGAN CHASE & CO             COM   46625H100  $1,075,590    22,200  SH               x              1       22,200
LEVEL 3 COMMUNICATIONS INC      COM   52729N100  $1,409,850   241,000  SH               x              1      241,000
LI & FUNG LTD                   COM     6286257  $1,999,469   555,300  SH               x              1      555,300
LIFE TIME FITNESS INC           COM   53217R207    $974,109    18,300  SH               x              1       18,300
LMS MEDICAL SYSTEMS INC         COM   502089105  $1,109,400   645,000  SH               x              1      645,000
LOWE'S COS INC                  COM   548661107    $853,182    27,800  SH               x              1       27,800
MANNKIND CORP                   COM   56400P201  $1,191,078    96,600  SH               x              1       96,600
MANPOWER INC                    COM   56418H100    $903,952     9,800  SH               x              1        9,800
MARVELL TECHNOLOGY GROUP LTD    COM     2594653  $1,116,273    61,300  SH               x              1       61,300
MASTERCARD INC-CLASS A          COM   57636Q104  $1,691,874    10,200  SH               x              1       10,200
MEMC ELECTRONIC MATERIALS       COM   552715104  $1,094,048    17,900  SH               x              1       17,900
MERRILL LYNCH & CO INC          COM   590188108  $1,178,478    14,100  SH               x              1       14,100
MICROSOFT CORP                  COM   594918104  $1,099,231    37,300  SH               x              1       37,300
MIZUHO FINANCIAL GROUP INC      COM     6591014    $851,892       123  SH               x              1          123
MONSANTO CO                     COM   61166W101  $2,897,466    42,900  SH               x              1       42,900
MOODY'S CORP                    COM   615369105  $1,144,480    18,400  SH               x              1       18,400
MORGAN STANLEY                  COM   617446448  $1,451,124    17,300  SH               x              1       17,300
NIDEC CORP                      COM     6640682    $293,927     5,000  SH               x              1        5,000
NOKIA CORP-SPON ADR             ADR   654902204  $1,990,188    70,800  SH               x              1       70,800
NORFOLK SOUTHERN CORP           COM   655844108    $194,509     3,700  SH               x              1        3,700
NVIDIA CORP                     COM   67066G104  $2,247,264    54,400  SH               x              1       54,400
NYSE EURONEXT                   COM   629491101    $566,874     7,700  SH               x              1        7,700
OCCIDENTAL PETROLEUM CORP       COM   674599105    $700,348    12,100  SH               x              1       12,100
PACIFIC BASIN SHIPPING LTD      COM     B01RQM3  $1,686,149 1,498,000  SH               x              1    1,498,000
PARKER HANNIFIN CORP            COM   701094104    $313,312     3,200  SH               x              1        3,200
PENTAIR INC                     COM   709631105    $782,971    20,300  SH               x              1       20,300
PEPSICO INC                     COM   713448108  $1,478,580    22,800  SH               x              1       22,800
POLO RALPH LAUREN CORP          COM   731572103  $1,089,021    11,100  SH               x              1       11,100
PRAXAIR INC                     COM   74005P104  $1,612,576    22,400  SH               x              1       22,400
PROCTER & GAMBLE CO             COM   742718109  $1,334,064    21,802  SH               x              1       21,802
QUALCOMM INC                    COM   747525103  $1,887,465    43,500  SH               x              1       43,500
ROPER INDUSTRIES INC            COM   776696106  $1,221,940    21,400  SH               x              1       21,400
RYLAND GROUP INC                COM   783764103    $227,957     6,100  SH               x              1        6,100
SAMSUNG ELECTRONICS CO LTD      COM     6771720  $1,182,513     1,929  SH               x              1        1,929
SAP AG-SPONSORED ADR            ADR   803054204    $551,556    10,800  SH               x              1       10,800
SCHWAB (CHARLES) CORP           COM   808513105  $1,842,696    89,800  SH               x              1       89,800
SINGAPORE EXCHANGE LTD          COM     6303866  $2,026,261   316,450  SH               x              1      316,450
THE WALT DISNEY CO              COM   254687106  $1,782,000    40,000  SH               x              1       40,000
TIBCO SOFTWARE INC              COM   88632Q103    $604,540    66,800  SH               x              1       66,800
TOLL BROTHERS INC               COM   889478103    $454,636    18,200  SH               x              1       18,200
TOYOTA MOTOR CORP               COM     6900643  $2,273,630    35,900  SH               x              1       35,900
UBS AG-REG                      COM     B17MV57  $1,440,240    24,000  SH               x              1       24,000
URBAN CORP                      COM     6917762  $1,853,818   101,700  SH               x              1      101,700
URBAN OUTFITTERS INC            COM   917047102    $908,334    37,800  SH               x              1       37,800
WESTERN UNION CO                COM   959802109    $776,959    37,300  SH               x              1       37,300
XILINX INC                      COM   983919101  $1,009,229    37,700  SH               x              1       37,700
ZIMMER HOLDINGS INC             COM   98956P102  $1,086,592    12,800  SH               x              1       12,800

THE FOLLOWING OPTIONS LISTED WITH RESPECT TO MANAGER ABOVE.